UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

COLUMBIA CONCENTRATED LARGE CAP VALUE STRATEGY FUND

(formerly, Grail American Beacon Large Cap Value ETF)

SCHEDULE OF INVESTMENTS

JULY 31, 2011 (unaudited)

Investments	Shares	Value

COMMON STOCKS-100.7%
Banks-7.4%
U.S. Bancorp	4,000	$104,240
Wells Fargo & Co.	4,611	128,832
Total Banks		233,072

Capital Goods-8.0%
General Dynamics Corp.	1,200	81,768
Honeywell International, Inc.	1,500	79,650
United Technologies Corp.	1,100	91,124
Total Capital Goods		252,542

Diversified Financials-8.9%
Bank of America Corp.	8,661	84,098
JPMorgan Chase & Co.	2,600	105,170
Morgan Stanley	4,047	90,046
Total Diversified Financials		279,314

Energy-13.6%
Chevron Corp.	514	53,466
ConocoPhillips	1,300	93,587
Marathon Oil Corp.	1,800	55,746
Marathon Petroleum Corp.*	900	39,411
Valero Energy Corp.	3,500	87,920
Williams Cos., Inc. (The)	3,000	95,100
Total Energy		425,230

Food & Staples Retailing-2.7%
Costco Wholesale Corp.	1,100	86,075

Food, Beverage & Tobacco-13.0%
Altria Group, Inc.	3,560	93,628
General Mills, Inc.	2,500	93,375
Philip Morris International, Inc.	1,400	99,638
Tyson Foods, Inc. Class A	7,000	122,920
Total Food, Beverage & Tobacco		409,561

Health Care Equipment & Services-6.1%
Baxter International, Inc.	1,600	93,072
Humana, Inc.	1,300	96,954
Total Health Care Equipment & Services		190,026

Insurance-8.8%
MetLife, Inc.	2,159	88,972
Prudential Financial, Inc.	1,510	88,607
Unum Group	4,000	97,560
Total Insurance		275,139

Materials-8.5%
E.I. du Pont de Nemours & Co.	1,700	87,414
Praxair, Inc.	900	93,276
Sherwin-Williams Co. (The)	1,100	84,887
Total Materials		265,577

Investments	Shares	Value

Pharmaceuticals, Biotechnology & Life Sciences-3.2%
Bristol-Myers Squibb Co.	3,500	$100,310

Retailing-9.6%
Gap, Inc. (The)	2,776	53,549
J.C. Penney Co., Inc.	2,542	78,192
Lowe’s Cos., Inc.	3,500	75,530
Nordstrom, Inc.	1,900	95,304
Total Retailing		302,575

Technology Hardware & Equipment-1.9%
Juniper Networks, Inc.*	2,500	58,475

Transportation-5.9%
CSX Corp.	3,300	81,081
Union Pacific Corp.	1,000	102,480
Total Transportation		183,561

Utilities-3.1%
AES Corp. (The)*	8,000	98,480

TOTAL COMMON STOCKS (Cost $3,393,957)		3,159,937

SHORT TERM INVESTMENT-1.1%
Money Market Fund-1.1%
Dreyfus Treasury Prime Cash Management Fund 0.00%† (Cost $34,813)	34,813	34,813

Total Investments-101.8% (Cost $3,428,770)		3,194,750

Liabilities in Excess of Other Assets-(1.8)%		(54,964)

Net Assets-100.0%		$3,139,786

*  Non-income producing security.

†  Represents average annualized seven-day yield as of July 31, 2011.

COLUMBIA GROWTH EQUITY STRATEGY FUND

(formerly, RP Growth ETF)

SCHEDULE OF INVESTMENTS

JULY 31, 2011 (unaudited)

Investments	Shares	Value

COMMON STOCKS-98.0%
Consumer Discretionary-13.7%
Abercrombie & Fitch Co. Class A	186	$13,600
Amazon.com, Inc.*	83	18,469
Bally Technologies, Inc.*	173	6,821
CBS Corp. Class B	307	8,403
Coach, Inc.	232	14,978
Comcast Corp. Class A	275	6,605
Ctrip.com International Ltd.(a)*	170	7,837
Dick’s Sporting Goods, Inc.*	300	11,100
Ford Motor Co.*	381	4,652
Fossil, Inc.*	134	16,840
Home Depot, Inc. (The)	224	7,824
Limited Brands, Inc.	244	9,238
Lowe’s Cos., Inc.	395	8,524
Lululemon Athletica, Inc.*	114	6,901
Macy’s, Inc.	386	11,144
McDonald’s Corp.	118	10,205
Nordstrom, Inc.	227	11,387
Priceline.com, Inc.*	12	6,452
Starbucks Corp.	528	21,168
Starwood Hotels & Resorts Worldwide, Inc.	121	6,650
Viacom, Inc. Class B	269	13,025
Total Consumer Discretionary		221,823

Consumer Staples-8.3%
Costco Wholesale Corp.	362	28,327
Estee Lauder Cos., Inc. Class A (The)	123	12,904
Hershey Co. (The)	209	11,796
PepsiCo, Inc.	329	21,069
Philip Morris International, Inc.	454	32,311
Walgreen Co.	451	17,607
Whole Foods Market, Inc.	159	10,605
Total Consumer Staples		134,619

Energy-10.7%
Apache Corp.	107	13,238
Chevron Corp.	182	18,932
Continental Resources, Inc.*	155	10,631
EQT Corp.	173	10,982
Exxon Mobil Corp.	443	35,347
Halliburton Co.	381	20,852
McDermott International, Inc.*	299	6,031
Nabors Industries Ltd. *	386	10,194
National Oilwell Varco, Inc.	122	9,830
Occidental Petroleum Corp.	103	10,113
Peabody Energy Corp.	117	6,724
Schlumberger Ltd.	91	8,224
Southwestern Energy Co.*	290	12,922
Total Energy		174,020

Investments	Shares	Value

Financials-6.7%
BlackRock, Inc.	70	$12,492
Charles Schwab Corp. (The)	477	7,122
Citigroup, Inc.	228	8,742
Franklin Resources, Inc.	82	10,411
JPMorgan Chase & Co.	256	10,355
KKR & Co. LP*	2,618	38,354
MetLife, Inc.	156	6,429
Morgan Stanley	290	6,452
TD Ameritrade Holding Corp.	460	8,445
Total Financials		108,802

Health Care-12.0%
Abbott Laboratories	217	11,137
Alexion Pharmaceuticals, Inc.*	123	6,986
Allergan, Inc.	207	16,831
Celgene Corp.*	217	12,868
Cerner Corp.*	156	10,372
Covidien PLC	267	13,561
Dendreon Corp.*	248	9,151
Edwards Lifesciences Corp.*	94	6,707
Express Scripts, Inc.*	419	22,735
Medtronic, Inc.	267	9,625
Perrigo Co.	113	10,205
St. Jude Medical, Inc.	408	18,972
UnitedHealth Group, Inc.	139	6,899
Universal Health Services, Inc. Class B	323	16,034
Waters Corp.*	91	7,998
Watson Pharmaceuticals, Inc.*	100	6,713
Zimmer Holdings, Inc.*	133	7,983
Total Health Care		194,777

Industrials-11.6%
Boeing Co. (The)	205	14,446
Caterpillar, Inc.	89	8,792
Cooper Industries PLC	148	7,742
Cummins, Inc.	71	7,446
Deere & Co.	98	7,694
Dover Corp.	218	13,182
FedEx Corp.	98	8,514
J.B. Hunt Transport Services, Inc.	240	10,858
KBR, Inc.	310	11,052
Pall Corp.	169	8,379
Parker Hannifin Corp.	104	8,218
Precision Castparts Corp.	90	14,524
Rockwell Automation, Inc.	142	10,190
Tyco International Ltd.	140	6,201
Union Pacific Corp.	108	11,068
United Parcel Service, Inc. Class B	205	14,190
United Rentals, Inc.*	192	4,418
United Technologies Corp.	253	20,959
Total Industrials		187,873

Investments	Shares	Value

Information Technology-29.6%
Accenture PLC Class A	313	$18,511
Advanced Micro Devices, Inc.*	641	4,705
Alliance Data Systems Corp.*	60	5,900
Apple, Inc.*	193	75,363
Autodesk, Inc.*	326	11,214
Ciena Corp.*	289	4,468
Cisco Systems, Inc.	433	6,915
Cognizant Technology Solutions Corp. Class A*	121	8,454
EMC Corp.*	1,378	35,938
Fairchild Semiconductor International, Inc.*	365	5,479
Google, Inc. Class A*	69	41,655
International Business Machines Corp.	212	38,552
Intuit, Inc.*	226	10,554
Juniper Networks, Inc.*	302	7,064
Microsoft Corp.	1,087	29,784
Netlogic Microsystems, Inc.*	152	5,252
Oracle Corp.	1,209	36,971
QUALCOMM, Inc.	823	45,084
Red Hat, Inc.*	151	6,354
Salesforce.com, Inc.*	104	15,050
SuccessFactors, Inc.*	261	7,047
Symantec Corp.*	426	8,120
Teradata Corp.*	112	6,156
Texas Instruments, Inc.	296	8,806
TIBCO Software, Inc.*	376	9,791
Visa, Inc. Class A	212	18,134
Xilinx, Inc.	296	9,501
Total Information Technology		480,822

Materials-3.7%
Allegheny Technologies, Inc.	249	14,489
Celanese Corp. Class A	165	9,096
Crown Holdings, Inc.*	202	7,759
Monsanto Co.	167	12,271
PPG Industries, Inc.	78	6,568
Rio Tinto PLC(a)	145	10,292
Total Materials		60,475

Telecommunication Services-1.7%
American Tower Corp. Class A*	180	9,455
MetroPCS Communications, Inc.*	506	8,238
NII Holdings, Inc.*	215	9,105
Total Telecommunication Services		26,798

TOTAL COMMON STOCKS (Cost $1,542,973)		1,590,009

SHORT TERM INVESTMENT-5.0%
Money Market Fund-5.0%
Dreyfus Treasury Prime Cash Management Fund 0.00%† (Cost $80,248)	80,248	80,248

Value

Total Investments-103.0% (Cost $1,623,221)	$1,670,257

Liabilities in Excess of Other Assets-(3.0)%	(48,239)

Net Assets-100.0%	$1,622,018

*                    Non-income producing security.

(a)          American Depositary Receipts.

†                    Represents average annualized seven-day yield as of July 31, 2011.

PLC - Public Limited Company

COLUMBIA LARGE-CAP GROWTH EQUITY STRATEGY FUND

(formerly, RP Focused Large Cap Growth ETF)

SCHEDULE OF INVESTMENTS

JULY 31, 2011 (unaudited)

Investments	Shares	Value

COMMON STOCKS-99.9%
Consumer Discretionary-18.5%
Amazon.com, Inc.*	1,894	$421,453
Chipotle Mexican Grill, Inc.*	863	280,113
Ford Motor Co.*	2,295	28,022
Home Depot, Inc. (The)	1,344	46,946
Lululemon Athletica, Inc.*	5,524	334,423
McDonald’s Corp.	715	61,833
Netflix, Inc.*	882	234,603
Priceline.com, Inc.*	699	375,817
Starwood Hotels & Resorts Worldwide, Inc.	727	39,956
Total Consumer Discretionary		1,823,166

Consumer Staples-4.1%
Costco Wholesale Corp.	733	57,357
Estee Lauder Cos., Inc. Class A (The)	2,834	297,315
Philip Morris International, Inc.	718	51,100
Total Consumer Staples		405,772

Energy-7.0%
EOG Resources, Inc.	2,032	207,264
EQT Corp.	1,038	65,892
Exxon Mobil Corp.	1,391	110,988
FMC Technologies, Inc.*	5,731	261,334
Schlumberger Ltd.	556	50,246
Total Energy		695,724

Financials-4.7%
Charles Schwab Corp. (The)	2,868	42,819
Citigroup, Inc.	1,369	52,488
Franklin Resources, Inc.	2,886	366,407
Total Financials		461,714

Health Care-21.3%
Abbott Laboratories	1,304	66,921
Alexion Pharmaceuticals, Inc.*	4,016	228,109
Allergan, Inc.	3,203	260,436
Biogen Idec, Inc.*	2,935	298,989
Celgene Corp.*	4,561	270,467
Express Scripts, Inc.*	701	38,036
Medco Health Solutions, Inc.*	5,199	326,913
Medtronic, Inc.	1,601	57,716
Novo Nordisk A/S (a)	2,648	323,109
St. Jude Medical, Inc.	4,904	228,036
Total Health Care		2,098,732

Industrials-8.9%
C.H. Robinson Worldwide, Inc.	2,698	195,092
Caterpillar, Inc.	543	53,643
Cooper Industries PLC	883	46,190
Expeditors International of Washington, Inc.	4,731	225,763
FedEx Corp.	596	51,781
Pall Corp.	1,018	50,472
Precision Castparts Corp.	1,547	249,655
Total Industrials		872,596

Investments	Shares	Value

Information Technology-33.1%
Acme Packet, Inc.*	4,999	$294,541
Apple, Inc.*	284	110,896
Baidu, Inc.(a)*	2,972	466,812
Cisco Systems, Inc.	2,599	41,506
Cognizant Technology Solutions Corp. Class A*	4,792	334,817
EMC Corp.*	12,352	322,140
F5 Networks, Inc.*	2,970	277,636
Google, Inc. Class A*	535	322,974
International Business Machines Corp.	452	82,197
Juniper Networks, Inc.*	7,528	176,080
Microsoft Corp.	2,643	72,418
QUALCOMM, Inc.	6,813	373,216
Salesforce.com, Inc.*	2,286	330,807
Xilinx, Inc.	1,778	57,074
Total Information Technology		3,263,114

Materials-2.3%
Praxair, Inc.	2,171	225,002

TOTAL COMMON STOCKS (Cost $9,415,473)		9,845,820

SHORT TERM INVESTMENT-0.7%
Money Market Fund-0.7%
Dreyfus Treasury Prime Cash Management Fund 0.00%† (Cost $68,743)	68,743	68,743

Total Investments-100.6% (Cost $9,484,216)		9,914,563

Liabilities in Excess of Other Assets-(0.6)%		(56,210)

Net Assets-100.0%		$9,858,353

*                 Non-income producing security.

(a)       American Depositary Receipts.

†                 Represents average annualized seven-day yield as of July 31, 2011.

COLUMBIA INTERMEDIATE MUNICIPAL BOND STRATEGY FUND

(formerly, Grail McDonnell Intermediate Municipal Bond ETF)

SCHEDULE OF INVESTMENTS

JULY 31, 2011 (unaudited)

Investments	Principal Amount	Value

MUNICIPAL BONDS-97.1%
Alaska-8.8%
Alaska Industrial Development & Export Authority Revolving Fund Series A
5.000%, 04/01/19	$100,000	$112,866
Alaska International Airports System Series B
5.000%, 10/01/14	100,000	111,097
North Slope Borough of Alaska Series A
5.000%, 06/30/15	100,000	115,128
North Slope Borough of Alaska Series A
5.000%, 06/30/17	100,000	117,681
Total Alaska		456,772
Arizona-4.6%
City of Scottsdale
5.000%, 07/01/24	210,000	239,707

California-5.3%
California State Economic Recovery Series A
5.000%, 07/01/22	100,000	108,017
San Diego Public Facilities Financing Authority Sewer Revenue Series A
5.000%, 05/15/24	150,000	163,920
Total California		271,937
Colorado-4.3%
Colorado Department of Transportation Series B
5.500%, 06/15/15	100,000	117,306
Denver Colorado City & County Airport Revenue System Series A
5.000%, 11/15/23	100,000	105,259
Total Colorado		222,565
Florida-8.0%
Citizens Property Insurance Corp.
5.500%, 06/01/17	150,000	164,748
Orlando Utilities Commission Utility System Revenue Series B
5.000%, 10/01/23	100,000	110,245
South Miami Health Facilities Authority Hospital Revenue Baptist Health South Florida Group
5.000%, 08/15/14	125,000	139,039
Total Florida		414,032
Hawaii-2.3%
State of Hawaii
5.000%, 11/01/16	100,000	118,752

Illinois-1.9%
Illinois Finance Authority Revenue Swedish Covenant Hospital Series A
5.500%, 08/15/24	100,000	100,031

Indiana-4.3%
Indiana Health & Education Facilities Financing Authority Hospital Revenue Clarian Health Obligation Group B
5.000%, 02/15/16	100,000	111,760
IPS Multi-School Building Corp Indiana First Mortgage
5.250%, 01/15/17	100,000	109,390
Total Indiana		221,150

Investments	Principal Amount	Value

Maryland-3.5%
County of Howard
5.000%, 02/15/21	$150,000	$179,756

Massachusetts-2.1%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross Series B
4.750%, 09/01/23	100,000	108,176

Michigan-4.2%
Michigan Municipal Bond Authority Clean Water Revolving Fund
5.000%, 10/01/24	200,000	217,324

Missouri-3.5%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Series A
5.000%, 01/01/16	165,000	183,627

New Jersey-4.5%
New Jersey Transportation Trust Fund Authority Transportation System Series B
5.500%, 12/15/19	100,000	114,927
New Jersey Transportation Trust Fund Authority Transportation System Series A
5.500%, 12/15/15	100,000	115,443
Total New Jersey		230,370
New Mexico-2.3%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund Series C
5.250%, 06/15/18	100,000	116,986

New York-6.6%
New York City General Obligation Series C
5.000%, 08/01/15	100,000	115,352
New York State Thruway Authority Series H
5.000%, 01/01/22	100,000	108,618
New York State Thruway Authority Personal Income Tax Revenue Transportation System Series A
5.000%, 03/15/18	100,000	117,542
Total New York		341,512
North Carolina-3.3%
Charlotte, North Carolina Airport Revenue Series B
5.000%, 07/01/16	150,000	172,168

Oklahoma-2.1%
Oklahoma Municipal Power Authority Supply Systems Revenue Series A
5.000%, 01/01/23	100,000	110,780

Oregon-4.5%
City of Salem
5.000%, 06/01/16	200,000	235,292

Pennsylvania-2.1%
Pennsylvania Higher Educational Facilities Authority Temple University First Series A
5.000%, 04/01/13	100,000	106,906

Investments	Principal Amount	Value

Texas-6.6%
Harris County, Texas Series C
5.000%, 08/15/22	$100,000	$112,352
Leander Independent School District
5.250%, 08/15/17	100,000	120,208
Lower Colorado River Authority Texas Revenue
5.000%, 05/15/22	100,000	110,014
Total Texas		342,574
Washington-10.3%
Energy Northwest Washington Electric Revenue Columbia Station Series A
5.000%, 07/01/22	260,000	289,252
FYI Properties Washington Lease Revenue Washington State District Project
5.000%, 06/01/22	100,000	108,679
Port of Seattle Washington Revenue Authority
5.500%, 09/01/20	115,000	132,866
Total Washington		530,797
Wisconsin-2.0%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc.
5.250%, 04/15/24	100,000	101,868

TOTAL MUNICIPAL BONDS (Cost $4,853,168)		5,023,082

	Shares
SHORT TERM INVESTMENT-2.6%
Money Market Fund-2.6%
Dreyfus Treasury Prime Cash Management Fund 0.00%† (Cost $137,685)	137,685	137,685

Total Investments-99.7% (Cost $4,990,853)		5,160,767

Other Assets in Excess of Liabilities-0.3%		13,704

Net Assets-100.0%		$5,174,471

†  Represents average annualized seven-day yield as of July 31, 2011.

COLUMBIA CORE BOND STRATEGY FUND

(formerly, Grail McDonnell Core Taxable Bond ETF)

SCHEDULE OF INVESTMENTS

JULY 31, 2011 (unaudited)

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS-40.3%
Fannie Mae-19.8%
2.375%, 07/28/15	$100,000	$104,611
4.500%, 02/01/22	30,437	32,551
3.500%, 01/25/24	84,932	88,498
5.000%, 03/01/24	12,637	13,576
4.000%, 03/01/26	65,911	69,156
6.500%, 03/01/35	6,321	7,117
5.500%, 04/01/38	102,417	111,118
6.500%, 09/01/38	46,965	52,415
4.500%, 08/01/39	162,952	170,332
4.000%, 09/01/39	22,861	23,294
6.000%, 09/01/39	69,744	76,920
5.000%, 10/01/39	75,484	80,662
4.000%, 03/01/41	98,986	100,642
4.500%, 03/01/41	98,738	103,210
Total Fannie Mae		1,034,102
Freddie Mac Gold-13.8%
2.500%, 05/27/16	200,000	208,349
3.750%, 03/27/19	100,000	108,305
3.500%, 03/15/24	32,780	34,128
3.500%, 09/15/24	22,050	22,920
5.500%, 05/01/35	98,253	107,199
6.500%, 08/01/38	12,994	14,569
6.000%, 10/01/38	51,383	56,591
5.000%, 02/01/40	154,797	165,295
Total Freddie Mac Gold		717,356
Ginnie Mae-6.7%
4.549%, 06/16/28	25,000	26,714
4.298%, 03/16/32	50,000	50,816
1.883%, 04/16/32	34,532	34,860
1.852%, 07/16/32	24,376	24,473
4.500%, 06/16/34	38,469	41,252
2.210%, 11/16/34	34,636	35,226
2.210%, 12/16/35	49,607	50,563
2.169%, 11/16/37	24,595	24,969
6.000%, 12/15/37	18,028	20,176
5.000%, 02/15/40	36,279	39,597
Total Ginnie Mae		348,646
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,052,520)		2,100,104
U.S. GOVERNMENT OBLIGATIONS-23.0%
U.S. Treasury Bond-1.6%
4.375%, 02/15/38	80,000	83,850

U.S. Treasury Inflation Indexed Notes-4.4%
2.000%, 01/15/14	10,000	13,266
1.625%, 01/15/18	130,000	158,251
3.875%, 04/15/29	30,000	60,117
Total U.S. Treasury Inflation Indexed Notes		231,634
U.S. Treasury Notes-17.0%
4.625%, 02/15/17	425,000	494,494
3.125%, 05/15/19	225,000	238,377
6.250%, 08/15/23	115,000	150,488
Total U.S. Treasury Notes		883,359
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $1,131,825)		1,198,843

Investments	Principal Amount	Value

CORPORATE BONDS-22.7%
Basic Materials-0.7%
Dow Chemical Co.
8.550%, 05/15/19	$30,000	$39,633
Communications-3.2%
American Tower Corp.
5.050%, 09/01/20	20,000	20,582
AT&T, Inc.
5.800%, 02/15/19	30,000	35,112
Cisco Systems, Inc.
4.450%, 01/15/20	30,000	32,267
Comcast Corp.
5.150%, 03/01/20	20,000	22,296
Telecom Italia Capital SA
6.175%, 06/18/14	30,000	31,257
Verizon Communications, Inc.
6.350%, 04/01/19	20,000	24,079
Total Communications		165,593
Consumer, Cyclical-1.2%
AutoZone, Inc.
5.750%, 01/15/15	30,000	33,753
Speedway Motorsports, Inc.
8.750%, 06/01/16	25,000	27,250
Total Consumer, Cyclical		61,003
Consumer, Non-cyclical-2.8%
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/20	30,000	34,502
BIO-RAD Laboratories, Inc.
4.875%, 12/15/20	30,000	30,908
Boston Scientific Corp.
5.500%, 11/15/15	15,000	17,115
McKesson Corp.
3.250%, 03/01/16	30,000	31,648
Teva Pharmaceutical Finance III LLC
3.000%, 06/15/15	30,000	31,421
Total Consumer, Non-cyclical		145,594
Energy-0.3%
Petrobras International Finance Co.
5.875%, 03/01/18	15,000	16,701
Financial-9.4%
ACE INA Holdings, Inc.
5.700%, 02/15/17	30,000	34,121
Caterpillar Financial Services Corp.
5.450%, 04/15/18	30,000	34,581
Citigroup, Inc.
6.125%, 11/21/17	40,000	44,836
Credit Suisse AG
5.400%, 01/14/20	30,000	30,895
Discover Financial Services
6.450%, 06/12/17	10,000	11,426
General Electric Capital Corp.
4.375%, 09/16/20	40,000	40,636
Goldman Sachs Group, Inc.
6.000%, 06/15/20	30,000	32,544
Jefferies Group, Inc.
6.875%, 04/15/21	20,000	21,960

Investments	Principal Amount	Value

Financial-9.4% (continued)
JPMorgan Chase & Co.
5.150%, 10/01/15	$40,000	$43,703
3.150%, 07/05/16	10,000	10,105
5.600%, 07/15/41	40,000	40,366
Merrill Lynch & Co., Inc.
6.400%, 08/28/17	40,000	44,179
MetLife, Inc.
6.400%, 12/15/36	40,000	39,641
Morgan Stanley
4.750%, 04/01/14	40,000	41,755
Willis North America, Inc.
7.000%, 09/29/19	15,000	16,985
Total Financial		487,733
Industrial-2.9%
Ball Corp.
7.125%, 09/01/16	15,000	16,444
Burlington Northern Santa Fe LLC
5.650%, 05/01/17	30,000	34,684
CSX Corp.
7.375%, 02/01/19	30,000	37,406
Jabil Circuit, Inc.
7.750%, 07/15/16	30,000	33,600
Waste Management, Inc.
4.750%, 06/30/20	30,000	32,246
Total Industrial		154,380
Technology-0.7%
Oracle Corp.
6.500%, 04/15/38	30,000	36,758
Utilities-1.5%
Entergy Gulf States Louisiana LLC
3.950%, 10/01/20	10,000	9,921
MidAmerican Energy Holdings Co.
5.750%, 04/01/18	14,000	16,123
Sierra Pacific Power Co.
6.000%, 05/15/16	15,000	17,398
Southern Power Co.
4.875%, 07/15/15	30,000	33,456
Total Utilities		76,898
TOTAL CORPORATE BONDS (Cost $1,132,130)		1,184,293
ASSET BACKED SECURITIES-3.9%
Honda Auto Receivables Owner Trust
1.980%, 05/23/16	25,000	25,472
Hyundai Auto Receivables Trust
2.450%, 12/15/16	25,000	25,865
Mercedes-Benz Auto Receivables Trust
2.140%, 08/15/16	25,000	25,700
Nissan Auto Receivables Owner Trust
0.870%, 07/15/14	25,000	25,012
Small Business Administration Participation Certificates
3.920%, 10/01/29	44,729	47,394
Toyota Auto Receivables Owner Trust
0.980%, 10/15/14	25,000	25,100
Volkswagen Auto Loan Enhanced Trust
1.980%, 09/20/17	25,000	25,519
TOTAL ASSET BACKED SECURITIES (Cost $194,430)		200,062

Investments	Principal Amount	Value

MUNICIPAL BONDS-1.0%
Illinois-0.6%
Greater Chicago Metropolitan Water Reclamation District
5.719%, 12/01/38	$30,000	$32,219

Ohio-0.4%
Bowling Green State University
5.079%, 06/01/18	20,000	22,006

TOTAL MUNICIPAL BONDS (Cost $50,766)		54,225

	Shares
Short Term Investment-9.2%
Money Market Fund-9.2%
Dreyfus Treasury Prime Cash Management Fund 0.00%† (Cost $476,736)	476,736	476,736
Total Investments-100.1% (Cost $5,038,407)		5,214,263
Liabilities in Excess of Other Assets-(0.1)%		(6,284)
Net Assets-100.0%		$5,207,979

†  Represents average annualized seven-day yield as of July 31, 2011.

July 31, 2011 (unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Generally Accepted Accounting Principles (“GAAP”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•                  Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•                  Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•                  Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions and judgment in determining fair value,  and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation process used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of July 31, 2011 in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Columbia Concentrated Large Cap Value Strategy Fund	Columbia Growth Equity Strategy Fund	Columbia Large-Cap Growth Equity Strategy Fund
Level 1 - Quoted Prices in Active Market
Common Stocks*	$3,159,937	$1,590,009	$9,845,820
Money Market Funds	34,813	80,248	68,743
Level 2 — Other Significant Observable Inputs	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—
Total	$3,194,750	$1,670,257	$9,914,563

*Please refer to the schedule of investments to view securities segregated by industry type.

	Columbia Intermediate Municipal Bond Strategy Fund			Columbia Core Bond Strategy Fund
Valuation Inputs	Investments in Securities (Level 1)	Investments in Securities (Level 2)	Total	Investments in Securities (Level 1)	Investments in Securities (Level 2)	Total
U.S. Government Agency Obligations	$—	$—	$—	$—	$2,100,104	$2,100,104
Corporate Bonds*	—	—	—	—	1,184,293	1,184,293
U.S. Government Obligations	—	—	—	—	1,198,843	1,198,843
Asset-Backed Securities	—	—	—	—	200,062	200,062
Municipal Bonds**	—	5,023,082	5,023,082	—	54,225	54,225
Money Market Funds	137,685	—	137,685	476,736	—	476,736
Total	$137,685	$5,023,082	$5,160,767	$476,736	$4,737,527	$5,214,263

*    Please refer to the schedule of investments to view securities segregated by industry type.

**  Please refer to the schedule of investments to view securities segregated by state.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers between level 1 and level 2 securities during the period.

The cost basis of investments for Federal income tax purposes at July 31, 2011 was as follows (unaudited)*:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Columbia Concentrated Large Cap Value Strategy Fund	$3,428,852	$33,128	$(267,230)	$(234,102)
Columbia Growth Equity Strategy Fund	1,636,933	90,340	(57,016)	33,324
Columbia Large-Cap Growth Equity Strategy Fund	9,488,137	769,699	(343,273)	426,426
Columbia Intermediate Municipal Bond Strategy Fund	4,990,853	171,680	(1,766)	169,914
Columbia Core Bond Strategy Fund	5,038,407	179,274	(3,418)	175,856

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2.         Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Date:	September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Date:	September 26, 2011

By:	/s/ Michael G. Clarke
Michael G. Clarke
Chief Financial Officer

Date:	September 26, 2011